Reinsurance (Effect of Reinsurance on Net Premiums and Claims and Other Policy Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance [Line Items]
Net premiums	$ 8,254,027	$ 7,906,596	$ 7,335,687
Claims and other policy benefits	7,304,332	6,665,999	6,225,183
Direct Life Insurance [Member]
Reinsurance [Line Items]
Net premiums	5,224	3,784	2,590
Claims and other policy benefits	8,078	3,694	4,179
Reinsurance Assumed [Member]
Reinsurance [Line Items]
Net premiums	8,568,222	8,228,811	7,701,594
Claims and other policy benefits	7,515,524	6,912,942	6,472,041
Reinsurance Ceded [Member]
Reinsurance [Line Items]
Net premiums	(319,419)	(325,999)	(368,497)
Claims and other policy benefits	$ (219,270)	$ (250,637)	$ (251,037)